Document and Entity Information	Apr. 29, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	RRE Ventures Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-43260
Entity Tax Identification Number	98-1924642
Entity Address Address Line 1	5355 Town Center Road
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33486
City Area Code	786
Local Phone Number	359-4103
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002123969
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	RREVU
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, at an exercise price of $11.50 per share
Trading Symbol	RREVW
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RREV
Security Exchange Name	NASDAQ